Federated Hermes MDT Large Cap Growth ETF Performance Management - Federated Hermes MDT Large Cap Growth ETF		12 Months Ended
	Feb. 28, 2026	Mar. 31, 2025	Dec. 21, 2023	Mar. 31, 2022
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis.The Average Annual Total Return table shows returns averaged over the stated periods and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments.The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes MDT Large Cap Growth ETF
Bar Chart Closing [Text Block]

The Fund's total return for the three-month period from January 1, 2026 to March 31, 2026, was (9.47)%.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 17.06% (quarter ended June 30, 2025). Its lowest quarterly return was (8.84)% (quarter ended March 31, 2025).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	In addition to Return Before Taxes, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.(For the Period Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
Federated Hermes MDT Large Cap Growth ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's total return for the three-month period
Bar Chart, Year to Date Return	(9.47%)
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	17.06%
Highest Quarterly Return, Date			Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.84%)
Lowest Quarterly Return, Date				Mar. 31, 2025